Unaudited Interim Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted loss per share	$ (1.57)	$ (0.06)